Unaudited Condensed Consolidated Interim Statements of Comprehensive Income - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Profit for the year	R$ 823,295	R$ 747,212
Other comprehensive income
Items which will not be subsequently reclassified to the income statement:
Actuarial gains and (losses) on defined benefit Plans, net of income tax
Total comprehensive income for the year	R$ 823,295	R$ 747,212